Note 11 - Petroleum and Alcohol Account - Receivable from Federal Government (Table)	12 Months Ended
Dec. 31, 2010
Petroleum and Alcohol Account Receivable from Federal Government [Abstract]
Petroleum and Alcohol Account - Receivable from Federal Government [Table Text Block]

	Year ended December 31,
	2010	2009

Opening balance	469	346
Financial income (Note 22)	3	4
Translation gain	21	119

Ending balance	493	469